Long-term debt - Summary of Long Term Debt (Detail) - USD ($) $ in Thousands	Mar. 25, 2023	Mar. 26, 2022
Debt Instrument [Line Items]
Obligations under finance leases	$ 175
Long-term debt and Capital lease obligations	24,313	$ 23,500
Long-term debt:
Current portion of long-term debt	2,133	2,129
Long-term debt	$ 22,180	$ 21,371
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Obligations under finance leases	Obligations under finance leases
Term Loan From Investment Of Quebec Annual Interest Rate Three Point One Four Percent [Member]
Debt Instrument [Line Items]
Long-term debt	$ 6,825	$ 8,816
Term loan From Business Development Bank of Canada [Member]
Debt Instrument [Line Items]
Long-term debt	303	374
Investissement Qubec One [Member]
Debt Instrument [Line Items]
Long-term debt	2,690	0
Secured Debt [Member] | Furniture And Equipment [Member]
Debt Instrument [Line Items]
Obligations under finance leases	175	249
Cash Contribution one [Member] | Montel [Member]
Debt Instrument [Line Items]
Long-term debt	2,064	1,875
Term Loan Facility Repayable At October Two Thousand Twenty Two [Member] | Term Loan From SLR Credit Solutions CDOR Plus Eight Point Two Five Percent [Member]
Debt Instrument [Line Items]
Long-term debt	$ 12,253	$ 12,186